Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001402436
Registrant Name	SS&C Technologies Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A